Goodwill and Other Intangible Assets - Changes in Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net
Balance at the beginning of the period	$ 314,413	$ 344,583
Other		525
Amortization expense	(30,898)	(32,895)	$ (25,293)
Balance at the end of the period	297,475	314,413	$ 344,583
Central Florida Box Corporation Acquisition
Intangible Assets, Net
Acquisitions		$ 2,200
API
Intangible Assets, Net
Acquisitions	$ 13,960